AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 10.2%
Asbury Automotive Group, Inc.*	26,607	$5,199,274
Boot Barn Holdings, Inc.*	38,218	5,593,587
Champion Homes, Inc.*	148,197	11,021,411
First Watch Restaurant Group, Inc.*,1	535,625	5,613,350
Grand Canyon Education, Inc.*	48,396	8,228,772
La-Z-Boy, Inc.	101,915	3,275,548
Oxford Industries, Inc.[1]	67,542	2,601,042
Patrick Industries, Inc.	84,948	9,435,174
Revolve Group, Inc.*	107,486	2,430,258
Shake Shack, Inc., Class A*	43,195	3,821,462
Texas Roadhouse, Inc.	40,961	6,764,300
Tri Pointe Homes, Inc.*	104,517	4,884,079

Total Consumer Discretionary		68,868,257
Consumer Staples - 2.8%
Central Garden & Pet Co., Class A*	259,440	8,411,045
Utz Brands, Inc.	417,462	3,306,299
The Vita Coco Co., Inc.*	145,543	6,972,965

Total Consumer Staples		18,690,309
Energy - 6.3%
Chord Energy Corp.	53,870	7,659,237
Gulfport Energy Corp.*	30,138	6,376,297
Magnolia Oil & Gas Corp., Class A	283,494	8,949,905
Matador Resources Co.	160,805	10,159,660
Solaris Energy Infrastructure, Inc.[1]	166,395	9,402,981

Total Energy		42,548,080
Financials - 15.3%
Ameris Bancorp	116,879	9,115,393
Cathay General Bancorp	164,258	8,189,904
Cohen & Steers, Inc.	95,995	6,004,487
FB Financial Corp.	99,253	5,155,201
Glacier Bancorp, Inc.	114,257	5,103,860
Horace Mann Educators Corp.	157,343	6,715,399
Houlihan Lokey, Inc.	57,549	8,265,187
Independent Bank Corp.	80,251	6,035,678
OceanFirst Financial Corp.	305,677	5,514,413
Perella Weinberg Partners	288,984	5,247,950
Seacoast Banking Corp. of Florida	290,567	8,801,275
Skyward Specialty Insurance Group, Inc.*	133,362	5,825,252
Stifel Financial Corp.	125,602	9,284,500
Texas Capital Bancshares, Inc.*	60,159	5,707,886
	Shares	Value

UMB Financial Corp.	70,715	$7,975,945

Total Financials		102,942,330
Health Care - 18.7%
Agios Pharmaceuticals, Inc.*	199,507	6,749,322
Arcutis Biotherapeutics, Inc.*	230,038	5,419,695
Artivion, Inc.*	169,886	6,221,225
AtriCure, Inc.*	208,040	5,935,381
Azenta, Inc.*,1	176,129	3,721,606
BioCryst Pharmaceuticals, Inc.*	698,156	6,646,445
Bridgebio Pharma, Inc.*,1	101,329	7,524,692
Crinetics Pharmaceuticals, Inc.*,1	131,466	4,774,845
Cytokinetics, Inc.*	71,334	4,701,624
Globus Medical, Inc., Class A*	126,868	10,930,947
Halozyme Therapeutics, Inc.*	129,684	8,381,477
HealthEquity, Inc.*	80,970	6,766,663
Ligand Pharmaceuticals, Inc.*	32,617	6,511,984
NeoGenomics, Inc.*	404,907	3,004,410
Phreesia, Inc.*	294,882	2,471,111
Supernus Pharmaceuticals, Inc.*	227,137	11,740,712
Tandem Diabetes Care, Inc.*	263,924	5,059,423
Ultragenyx Pharmaceutical, Inc.*	220,347	4,616,270
US Physical Therapy, Inc.	84,415	6,327,748
Veracyte, Inc.*	265,929	8,565,573

Total Health Care		126,071,153
Industrials - 20.6%
AeroVironment, Inc.*,1	21,356	3,909,216
Cadre Holdings, Inc.	257,596	7,903,045
CBIZ, Inc.*	137,290	3,686,237
CSW Industrials, Inc.[1]	32,927	8,580,118
Ducommun, Inc.*	75,277	9,183,794
Enerpac Tool Group Corp.	207,508	7,567,817
Federal Signal Corp.	61,336	6,632,875
Gates Industrial Corp. PLC*	238,761	5,398,386
Hillman Solutions Corp.*	641,741	5,339,285
ITT, Inc.	63,013	12,005,867
Legence Corp., Class A*,1	141,465	7,987,114
Primoris Services Corp.	46,029	6,583,988
RBC Bearings, Inc.*	26,629	14,462,742
SPX Technologies, Inc.*	67,222	13,440,367
Sterling Infrastructure, Inc.*	35,724	14,549,313
Thermon Group Holdings, Inc.*	126,852	6,393,341
UFP Industries, Inc.	56,129	5,170,603

Total Industrials		138,794,108

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.0%
Advanced Energy Industries, Inc.	47,870	$15,448,128
Alkami Technology, Inc.*,1	283,512	4,442,633
Allegro MicroSystems, Inc.*	185,298	5,842,446
Appfolio, Inc., Class A*	29,386	4,637,699
Commvault Systems, Inc.*	51,147	3,983,840
Credo Technology Group Holding, Ltd.*	34,303	3,220,023
The Descartes Systems Group, Inc. (Canada)*	38,131	2,728,654
Fabrinet (Thailand)*	9,476	4,941,923
Intapp, Inc.*	212,833	5,467,680
MACOM Technology Solutions Holdings, Inc.*	62,599	13,901,360
Novanta, Inc.*	77,959	9,207,737
Semtech Corp.*	110,727	8,513,799
Viavi Solutions, Inc.*	355,081	11,817,096

Total Information Technology		94,153,018
Materials - 3.5%
Avient Corp.	255,850	9,287,355
Balchem Corp.	49,196	8,337,738
Minerals Technologies, Inc.	87,222	6,185,784

Total Materials		23,810,877
Real Estate - 4.6%
Independence Realty Trust, Inc., REIT	378,419	5,634,659
National Health Investors, Inc., REIT	91,577	7,404,916
Ryman Hospitality Properties, Inc., REIT	85,651	7,903,018
STAG Industrial, Inc., REIT	266,972	9,627,010

Total Real Estate		30,569,603
Utilities - 2.6%
IDACORP, Inc.	55,918	7,994,596
Northwestern Energy Group, Inc.	146,457	9,657,375

Total Utilities		17,651,971

Total Common Stocks (Cost $497,038,781)		664,099,706

	Principal Amount	Value
Short-Term Investments - 2.3%
Joint Repurchase Agreements - 0.8%[2]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $3,914,406 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $3,992,694)	$3,914,000	$3,914,000
National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $345,390 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $352,261)	345,354	345,354
State of Wisconsin Investment Board, dated 03/31/26, due 04/01/26, 3.780% total to be received $1,481,165 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/56, totaling $1,508,263)	1,481,009	1,481,009

Total Joint Repurchase Agreements		5,740,363
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $9,823,914 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $10,019,515)	9,823,000	9,823,000

Total Short-Term Investments (Cost $15,563,363)		15,563,363
Total Investments - 100.9% (Cost $512,602,144)		679,663,069
Other Assets, less Liabilities - (0.9)%		(5,944,896)
Net Assets - 100.0%		$673,718,173

*	Non-income producing security.
[1]	Some of these securities, amounting to $33,987,910 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$664,099,706	—	—	$664,099,706
Short-Term Investments
Joint Repurchase Agreements	—	$5,740,363	—	5,740,363
Repurchase Agreements	—	9,823,000	—	9,823,000
Total Investments in Securities	$664,099,706	$15,563,363	—	$679,663,069

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$33,987,910	$5,740,363	$27,917,025	$33,657,388
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	05/15/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.